DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE OF LIABILITIES MEASURED ON RECURRING BASIS

For the six months June 30, 2022 and year ended December 31, 2021, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Six months ended	Year ended
	June 30,	December 31,
	2022	2021
Expected term	0.51 years	0.48 - 5.00 years
Expected average volatility	134%	160%- 302%
Expected dividend yield	-	-
Risk-free interest rate	59%	0.04% - 1.24%

For the years ended December 31, 2021 and, 2020, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Expected term	0.48 - 5.00 years	0.25 - 5.00 years
Expected average volatility	160%- 302%	187%- 464%
Expected dividend yield	-	-
Risk-free interest rate	0.04% - 1.24%	0.01% - 1.57%

SCHEDULE OF CHANGES IN DERIVATIVE LIABILITIES

The following table summarizes the changes in the derivative liabilities during the years ended December 31, 2021 and 2020:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Derivative liability as of December 31, 2019	$2,601,277

Addition of new derivatives recognized as debt discounts	947,175
Addition of new derivatives recognized as day-one loss	9,907,039
Derivative liabilities settled upon conversion of convertible note	(10,954,868)
Change in derivative liabilities recognized as loss on derivative	(2,500,623)
Derivative liability as of December 31, 2020	$-

Addition of new derivatives recognized as debt discounts	390,000
Addition of new derivatives recognized as day-one loss	559,939
Derivative liabilities settled upon conversion of convertible note	(1,004,658)
Change in derivative liabilities recognized as loss on derivative	54,719
Derivative liability as of December 31, 2021	$-